Property and Equipment Including Those Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Property USD ($)	Dec. 31, 2014 Property CNY	Dec. 31, 2013 Property CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Computer and network equipment USD ($)	Dec. 31, 2014 Computer and network equipment CNY	Dec. 31, 2013 Computer and network equipment CNY	Dec. 31, 2014 Optical Fibers USD ($)	Dec. 31, 2014 Optical Fibers CNY	Dec. 31, 2013 Optical Fibers CNY	Dec. 31, 2014 Office equipment USD ($)	Dec. 31, 2014 Office equipment CNY	Dec. 31, 2013 Office equipment CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 525,023	3,257,557	1,658,687	$ 70,831	439,480	397,389	$ 58,001	359,870	228,101	$ 358,672	2,225,419	960,029	$ 33,431	207,423	64,700	$ 2,977	18,472	6,717	$ 1,111	6,893	1,751
Less: accumulated depreciation	(113,804)	(706,111)	(429,761)
Property Plant And Equipment Net Excluding Construction In Progress, Total	411,219	2,551,446	1,228,926
Construction-in-progress	78,210	485,261	173,251
Property and Equipment, net	$ 489,429	3,036,707	1,402,177